SHARE-BASED COMPENSATION - Restricted Stock and Performance Share Units Fair Value Inputs (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($) year	Dec. 31, 2020 CAD ($) year
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of units issued (years) | year	1.9	2.4
Grant-date fair value (CAD per share)1 | $	$ 4.12	$ 3.32
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of units issued (years) | year	0.5	0.7
Grant-date fair value (CAD per share)1 | $	$ 4.39	$ 3.23